Note 4 - Discontinued Operations (Details) - Assets and Liabilities of the Discontinued Operation In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 31, 2011 Datong Segment [Member] CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents				23,607
Other current assets				107,826
Goodwill and intangible assets, net				201,704
Other non-current assets				21,571
Assets of discontinued operation				354,708
Current liabilities				88,258
Non-current liabilities				3,829
Liabilities of discontinued operation				92,087
Noncontrolling interest	$ 19,602	118,665	113,527	16,127